Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years
Held-to-maturity investment (in Dollars)	$ 9,604,418
Investment matures	Feb. 08, 2024
Concentration risk, percentage		100.00%
Net income (in Dollars)			$ 333,841
Cumulative retained earnings (in Dollars)				$ 86,645
Cash and due from banks (in Dollars)		$ 74,000,991	$ 84,932,856
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of customer deposit		25.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of customer deposit		30.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable rate		80.00%
Major Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		39.00%	51.00%
Major Customers [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		10.00%	10.00%
Shenzhen Yi Jia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of owned rate		95.00%
Major Suppliers [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		10.00%	10.00%